Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Beverages (19.4%)
	Coca-Cola Co.	10,026,036	733,104
	PepsiCo Inc.	2,630,475	391,257
*	Monster Beverage Corp.	2,248,567	168,620
	Keurig Dr Pepper Inc.	4,083,687	113,935
	Constellation Brands Inc. Class A	509,301	69,458
	Coca-Cola Consolidated Inc.	222,186	36,205
	Molson Coors Beverage Co. Class B	739,180	34,379
*	Celsius Holdings Inc.	691,900	28,326
	Brown-Forman Corp. Class B	932,023	27,010
	Primo Brands Corp.	1,396,589	21,912
*	Vita Coco Co. Inc.	403,960	21,576
*	Boston Beer Co. Inc. Class A	80,318	15,646
*	National Beverage Corp.	318,438	10,846
	MGP Ingredients Inc.	169,733	3,872
			1,676,146
Consumer Staples Distribution & Retail (37.8%)
	Walmart Inc.	11,352,247	1,254,537
	Costco Wholesale Corp.	1,134,176	1,036,172
	Kroger Co.	1,959,561	131,839
	Target Corp.	1,412,806	128,029
	Sysco Corp.	1,516,616	115,566
	Dollar General Corp.	733,468	80,307
*	Dollar Tree Inc.	660,692	73,211
	Casey's General Stores Inc.	127,511	72,740
*	US Foods Holding Corp.	798,896	62,849
*	Performance Food Group Co.	562,754	54,627
*	BJ's Wholesale Club Holdings Inc.	495,354	44,201
*	Maplebear Inc.	773,941	32,513
	Albertsons Cos. Inc. Class A	1,670,338	30,617
*	Sprouts Farmers Market Inc.	348,015	29,167
	PriceSmart Inc.	172,422	21,225
*	United Natural Foods Inc.	537,132	20,040
	Andersons Inc.	366,857	18,893
*	Chefs' Warehouse Inc.	288,117	17,667
	Ingles Markets Inc. Class A	164,894	12,684
*	Grocery Outlet Holding Corp.	1,112,268	12,380
	Weis Markets Inc.	154,267	10,023
	Village Super Market Inc. Class A	114,541	3,959
	Natural Grocers by Vitamin Cottage Inc.	104,187	2,891
			3,266,137
Food Products (15.1%)
	Mondelez International Inc. Class A	3,869,681	222,778
	Archer-Daniels-Midland Co.	1,560,228	94,768
	Hershey Co.	484,097	91,049
	General Mills Inc.	1,760,192	83,345
	Kellanova	974,622	81,517
	Kraft Heinz Co.	2,977,889	75,966
	Tyson Foods Inc. Class A	1,021,037	59,271
	McCormick & Co. Inc.	821,160	55,412
	Bunge Global SA	520,661	50,020
	J M Smucker Co.	406,321	42,331
	Conagra Brands Inc.	2,013,768	35,946
	Lamb Weston Holdings Inc.	580,177	34,265
	Hormel Foods Corp.	1,369,804	31,793
	Ingredion Inc.	287,443	30,912
*	Darling Ingredients Inc.	777,549	28,466
	Campbell's Co.	913,212	27,835
*	Post Holdings Inc.	229,979	23,925
	Cal-Maine Foods Inc.	248,752	20,726

		Shares	Market Value ($000)
	Marzetti Co.	123,848	20,675
*	Freshpet Inc.	342,809	19,595
*	Simply Good Foods Co.	852,128	16,770
	Flowers Foods Inc.	1,556,473	16,701
	Pilgrim's Pride Corp.	434,282	16,520
	J & J Snack Foods Corp.	176,432	16,293
	Fresh Del Monte Produce Inc.	426,125	15,400
	Seaboard Corp.	3,264	15,274
*	Vital Farms Inc.	405,335	13,254
*	TreeHouse Foods Inc.	515,623	12,318
	Tootsie Roll Industries Inc.	213,348	8,184
	Utz Brands Inc.	830,702	8,049
	John B Sanfilippo & Son Inc.	102,777	7,465
*	Mission Produce Inc.	520,472	6,256
*	Seneca Foods Corp. Class A	51,092	6,180
	B&G Foods Inc.	906,229	4,178
	Calavo Growers Inc.	192,871	3,952
*,1	Westrock Coffee Co.	375,807	1,635
*	Hain Celestial Group Inc.	1,034,433	1,138
*,1	Beyond Meat Inc.	825,406	810
			1,300,972
Household Products (15.9%)
	Procter & Gamble Co.	5,879,887	871,164
	Colgate-Palmolive Co.	2,322,619	186,715
	Kimberly-Clark Corp.	1,050,405	114,620
	Church & Dwight Co. Inc.	824,441	70,210
	Clorox Co.	394,147	42,544
	WD-40 Co.	94,969	18,595
*	Central Garden & Pet Co. Class A	543,448	16,814
	Reynolds Consumer Products Inc.	649,003	16,212
	Spectrum Brands Holdings Inc.	260,712	15,473
	Energizer Holdings Inc.	640,400	11,675
	Oil-Dri Corp. of America	105,965	5,768
*	Central Garden & Pet Co.	98,097	3,351
			1,373,141
Personal Care Products (3.4%)
	Kenvue Inc.	6,126,361	106,292
	Estee Lauder Cos. Inc. Class A	791,085	74,417
*	BellRing Brands Inc.	769,043	23,756
*	e.l.f. Beauty Inc.	307,092	23,391
*	Herbalife Ltd.	1,168,894	14,880
	Interparfums Inc.	183,013	14,873
*	Coty Inc. Class A	4,129,702	13,711
	Edgewell Personal Care Co.	500,322	8,936
	Nu Skin Enterprises Inc. Class A	562,865	5,567
*	Honest Co. Inc.	1,136,478	3,057
*	USANA Health Sciences Inc.	123,818	2,458
*	Olaplex Holdings Inc.	1,890,571	2,155
*	Medifast Inc.	125,732	1,379
*	Beauty Health Co.	925,994	1,371
			296,243
Tobacco (8.2%)
	Philip Morris International Inc.	2,441,684	384,516
	Altria Group Inc.	4,968,272	293,178
	Turning Point Brands Inc.	164,573	16,484
	Universal Corp.	280,930	14,822
			709,000
Total Common Stocks (Cost $7,744,547)			8,621,639

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $13,544)	135,445	13,544
Total Investments (99.9%) (Cost $7,758,091)			8,635,183
Other Assets and Liabilities—Net (0.1%)			4,431
Net Assets (100.0%)			8,639,614
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,438.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,196 was received for securities on loan, of which $2,194 is held in Vanguard Market Liquidity Fund and $2 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/2026	BANA	6,412	(3.880)	61	—
McCormick & Co Inc.	8/31/2026	BANA	4,701	(3.880)	20	—
Sprouts Farmers Market Inc.	8/31/2026	BANA	5,507	(3.880)	189	—
					270	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,621,639	—	—	8,621,639
Temporary Cash Investments	13,544	—	—	13,544
Total	8,635,183	—	—	8,635,183
Derivative Financial Instruments
Assets
Swap Contracts	—	270	—	270